Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000228990 | 46435G326 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000228990 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000228990 | 78463X103 | State Street SPDR Portfolio Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000228990 | 464287390 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228990 | 922042866 | Vanguard FTSE Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228990 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228990 | | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228990 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228990 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228990 | 857492888 | State Street Institutional Treasury Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228990 | Equities35473P827
Holdings [Line Items]
Percent of Total Investments	95.00%
C000228990 | Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228990 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228990 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000190408 | | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190408 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000190408 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000190408 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000190408 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000190408 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000190408 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190408 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190408 | 81369Y100 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190408 | 464288752 | iShares U.S. Home Construction ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190408 | Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	3.80%
C000190408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190408 | Equities46138G649
Holdings [Line Items]
Percent of Total Investments	96.20%
C000190408 | 857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000190408 | 464287515Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000223946 | 925815102 | Vicor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223946 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000223946 | 55024U109 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223946 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223946 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223946 | 18467V109 | Clear Secure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223946 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223946 | 607828100 | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | 007973100 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223946 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223946 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	98.60%
C000223946 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000223946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223946 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000223946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%